ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company” or “IEC”)

Indonesia Energy Corporation Limited was formed on April 24, 2018 as an exempted company with limited liability under the laws of the Cayman Islands and is a holding company for WJ Energy Group Limited (or “WJ Energy”), which in turn owns 100% of the operating subsidiaries in Indonesia, which are described below. The Company has two shareholders: Maderic Holding Limited (or “Maderic”) and HFO Investment Group (or “HFO”), which hold 87.04% and 12.96%, respectively, of IEC’s outstanding shares, prior to the initial public offering (“IPO”). Certain of IEC’s officers and directors own interests in Maderic and HFO. The Company, through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block (the “Rangkas Area”).

The following diagram illustrates the Company’s structure, including its consolidated holding and operating subsidiaries as of December 31, 2023

Corporate Structuring

Details of the subsidiaries of the Company as of December 31, 2023 are set out below:

			Percentage of
	Date of	Place of	effective	Principal
Name	Incorporation	Incorporation	ownership	Activities
WJ Energy Group Limited (“WJ Energy”)	June 3, 2014	Hong Kong	100%	Holding company

PT Green World Nusantara (“GWN”)	February 27, 2015	Indonesia	100%	Kruh Block operation

PT Harvel Nusantara Energi (“HNE”)	March 20, 2017	Indonesia	100%	Holding company

PT Cogen Nusantara Energi (“CNE”)	December 7, 2017	Indonesia	100%	Citarum Block operation

PT Hutama Wiranusa Energi (“HWE”)	May 14, 2018	Indonesia	100%	Citarum Block operation

Kruh Block Technical Assistance Contract (“TAC”) and Joint Operation Partnership (“KSO”)

The Company’s revenue and potential for profit depend mostly on the level of oil production in Kruh Block and the Indonesian Crude Price (“ICP”) that is correlated to international crude oil prices.

The Kruh Block operation was governed by the TAC established between GWN and PT Pertamina (Persero) (“Pertamina”), under which the Company had the operatorship to, but not the ownership of, the extraction and production of oil from the designated oil deposit location in Indonesia until May 2020 and the operatorship of Kruh Block continued as a KSO from May 2020 until May 2030, which was further extended to September 2035 in August 2023. This extension effectively gives the Company 13 years to fully develop the existing three oil fields, and five other undeveloped oil and gas bearing structures at Kruh Block. Further, the Amended KSO increases our after-tax profit split from 15% to 35%, for an increase of more than 100%, and increases cost recovery cap from 80% to 100%. During the operations, the Company paid all expenditures and obligations incurred including but not limited to exploration, development, extraction, production, transportation, abandonment and site restoration. These costs, depending on the purpose, are either capitalized on the balance sheet as Oil and gas property – subject to amortization, net, or expensed as lease operating expenses. Section “Oil & Gas Property, Full Cost Method” of Note 2 provides further discussion about the accounting treatment of these costs.

On a monthly basis, based on TAC, the Company submitted to Pertamina an Entitlement Calculation Statement (“ECS”) stating the amount of money that GWN is entitled to. Such entitlement is made through the proceeds of the sale, conducted by Pertamina, of the crude oil produced in the block on a monthly basis based on the prevailing ICP, but capped at 65% of such monthly proceeds. In addition, the Company is also entitled to an additional 26.79% of the remaining 35% of the proceeds from the sale of the crude oil as part of the profit sharing. Both of these two portions of entitlements are recognized as revenue of the Company, net of tax. Section “Revenue Recognition” of Note 2 provides further discussion about the accounting treatment of these entitlements.

After May 2020, the Company continued the operatorship of Kruh Block under a KSO contract. In essence, the TAC and KSO are very similar in nature due to its “cost recovery” system, with a few important differences to note. The main differences between the two contracts are that: (1) in the TAC, all oil produced is shareable between Pertamina and its contractor, while in the KSO, a Non-Shareable Oil (NSO) production is determined and agreed between Pertamina and its partners so that the baseline production, with an established decline rate, belongs entirely to Pertamina, so that the partners’ revenue and production sharing portion shall be determined only from the production above the NSO baseline; (2) in the TAC, the cost recovery was capped at 65% of the proceeds from the sale of the oil produced in the block, while in the KSO, the cost recovery is capped at 100% of the proceeds from the sale of the oil produced within Kruh Block for the cost incurred during the term under the KSO plus 80% of the operating cost per barrel of oil (“bbl”) multiplying NSO. Any remaining cost recovery balance from the KSO period of contract is carried over to the next period, although the cost recovery balance from the TAC contract were not carried over to the KSO, meaning that the cost recovery balance was reset to nil with the commencement of the operatorship under the KSO in May 2020. As of December 31, 2023 and 2022, the unrecovered expenditures on KSO operations are $6,521,865 and $6,700,186, respectively.